DIVIDENDS (Details) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Dividends, Total	$ 0	$ 3,125,661	$ 0	$ 3,125,661
Dividends Payable	0		0		951,308	155,957
Deferred Dividend 91,931,287 outstanding shares of $0.01 (2011: 0)	3,146,987		3,146,987		3,146,987	0
Dividends Payable					$ 4,076,968	$ 519,509